Risk Management and Derivatives (Risk Concentration) (Details)	12 Months Ended
Dec. 31, 2016 borrower
Land
Concentration Risk [Line Items]
Concentration risk, percentage	22.40%
Office/Industrial
Concentration Risk [Line Items]
Concentration risk, percentage	22.90%
Hotel
Concentration Risk [Line Items]
Concentration risk, percentage	12.50%
Commercial Entertainment and Leisure Real Estate
Concentration Risk [Line Items]
Concentration risk, percentage	10.60%
Condominium Units
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Mixed Use Collateral
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk
Concentration Risk [Line Items]
Number of large borrowers or tenants	5
Concentration risk percentage of revenue (no more than)	18.40%
Concentration risk percentage of one single customer, revenue (no more than)	5.90%
New York | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%
California | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%